Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment

DECEMBER 31	2015	2014	Estimated life
Land and land improvements	$106.6	$106.0	n/a to 15
Machinery and equipment	3,179.7	3,160.0	3-8
Buildings	765.9	813.2	20-40
Construction in progress	284.6	263.2	n/a
Property, plant and equipment	$4,336.8	$4,342.4
Less accumulated depreciation	(2,899.7)	(2,952.2)
Net of depreciation	$1,437.1	$1,390.2

Depreciation Expense
DEPRECIATION INCLUDED IN	2015	2014	2013
Cost of sales	$268.8	$258.7	$237.2
Selling, general and administrative expenses	7.3	8.0	8.2
Research, development and engineering expenses, net	23.3	22.7	20.2

Total	$299.4	$289.4	$265.6